UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 87.3%

	Shares	Value
Argentina — 0.1%
Cresud ADR	90,754	$ 1,179,802

Australia — 4.4%
Newcrest Mining, Ltd.	3,904,268	39,003,038

Brazil — 2.4%
BrasilAgro *	463,700	1,994,804
BrasilAgro ADR	47,223	204,948
Centrais Eletricas Brasileiras ADR	3,464,245	16,663,019
SLC Agricola	292,600	2,198,933

		21,061,704

Canada — 22.9%
Alliance Grain Traders, Inc.	61,657	1,182,416
Banro *	4,720,000	1,168,799
Barrick Gold Corp.	1,442,029	26,071,884
Cameco Corp	1,584,421	31,941,927
Centerra Gold, Inc.	2,864,938	14,898,151
Dundee *	259,116	4,282,359
Dundee Precious Metals, Inc. *	1,357,540	6,436,907
Eastern Platinum, Ltd. *	2,256,122	2,069,173
Gabriel Resources, Ltd. *	8,546,303	6,897,553
Ivanhoe Mines, Ltd. *	4,645,583	6,433,558
Kinross Gold Corp.	5,305,351	21,168,351
Kirkland Lake Gold, Inc. *	605,314	2,104,040
Niko Resources, Ltd. *	4,246,190	7,710,787
Northern Dynasty Minerals, Ltd. *	4,077,847	3,547,727
Novagold Resources, Inc. *	4,016,833	15,103,292
Silver Standard Resources, Inc. *	1,121,722	10,297,408
Sprott, Inc.	3,098,602	8,383,433
Turquoise Hill Resources, Ltd. *	2,359,980	8,165,531
Uranium Participation Corp. *	4,834,401	23,277,484

		201,140,780

China — 6.5%
China Shenhua Energy	2,937,837	8,638,470
China Yurun Food Group, Ltd. *	40,783,000	19,492,554
Guangshen Railway Co., Ltd.	54,993,003	22,088,177
Nam Tai Property	283,686	2,022,681
NVC Lighting Holding	19,225,203	4,348,460

		56,590,342

Finland — 1.7%
UPM-Kymmene	914,794	14,909,796

France — 1.8%
Areva *	194,802	4,050,336
Electricite de France	350,128	11,310,452

		15,360,788

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — 2.4%
China Mobile, Ltd.	1,386,500	$ 15,149,796
Guoco Group, Ltd.	346,000	4,290,372
Luks Group Vietnam Holdings Co., Ltd.	6,487,000	1,763,469

		21,203,637
Italy — 1.6%
ERG	693,775	10,293,287
Telecom Italia	4,345,274	4,062,703

		14,355,990
Japan — 11.1%
Bit-isle, Inc.	982,600	5,941,931
Japan Digital Laboratory Co., Ltd.	174,000	3,122,843
Japan Steel Works, Ltd.	8,136,315	34,962,431
Kamigumi Co., Ltd.	456,000	4,361,261
Kurita Water Industries, Ltd.	359,500	8,260,700
Mitsubishi Corp.	389,200	8,201,169
Mitsui & Co., Ltd.	505,800	8,111,716
Organo Corp.	1,606,000	7,985,264
Sanshin Electronics Co., Ltd.	511,800	4,131,585
West Japan Railway Co.	273,500	12,404,953

		97,483,853
Lebanon — 0.2%
Solidere GDR *	73,425	943,511
Solidere GDR * (A)	54,774	677,007

		1,620,518
Russia — 15.5%
Federal Grid Unified Energy System JSC *	14,329,197,995	21,091,146
Federal Grid Unified Energy System JSC GDR (A)	8,505,666	6,266,975
Gazprom OAO ADR	4,930,801	35,978,556
Lukoil OAO ADR	73,605	4,103,569
Mobile Telesystems *	864,003	6,672,136
Moscow Exchange MICEX OAO *	4,089,803	6,517,815
Protek *	1,879,479	2,055,242
RusHydro JSC ADR	15,090,419	25,714,074
Sberbank of Russia ADR	3,361,712	27,888,053

		136,287,566

Singapore — 1.2%
Golden Agri-Resources Ltd.	25,322,000	10,809,744

South Korea — 1.9%
KT Corp.	122,139	3,939,814
KT Corp. ADR	773,130	12,416,468

		16,356,282

Ukraine — 2.5%
Astarta Holding *	342,791	4,038,344
Kernel Holding *	718,304	6,619,828
MHP GDR	812,530	10,530,389
MHP GDR (A)	44,627	578,366

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued

	Shares/Face Amount	Value
Ukraine — continued

		$ 21,766,927

United States — 11.1%
Layne Christensen Co. *	810,834	8,797,549
Newmont Mining, Ltd.	1,209,405	30,126,278
Peabody Energy Corp.	1,710,445	25,947,451
SkyWest, Inc.	2,355,774	25,183,224
Tsakos Energy Navigation, Ltd. *	1,066,292	7,549,347

		97,603,849

TOTAL COMMON STOCK (Cost $773,089,545)		766,734,616

CONVERTIBLE BONDS — 1.3%
Canada — 1.2%
Gabriel Resources, Ltd.
8.000%, 06/30/19	$ 11,758,000	10,648,897
India — 0.1%
REI Agro, Ltd.
5.500%, 11/13/14 (A)	723,000	433,800

TOTAL CONVERTIBLE BONDS (Cost $11,502,553)		11,082,697

PREFERRED STOCK — 1.1%
Brazil — 1.1%
Centrais Eletricas Brasileiras	1,988,400	9,535,556

TOTAL PREFERRED STOCK (Cost $8,145,878)		9,535,556

WARRANTS — 0.1%
Canada — 0.1%
Gabriel Resources, Ltd., Expires 06/30/19 *	11,758	—
Gabriel Resources, Ltd., Expires 06/30/19 *	4,679,684	1,373,411

TOTAL WARRANTS (Cost $—)		1,373,411

SHORT-TERM INVESTMENT — 12.0%
SEI Daily Income Trust, Government Fund, 0.020% (B) (Cost $105,231,242)	105,231,242	105,231,242

TOTAL INVESTMENTS — 101.8% (Cost $897,969,218)†		893,957,522
Other Assets and Liabilities, Net — (1.8)%		(15,514,190)

NET ASSETS — 100.0%		$ 878,443,332

Percentages are based on Net Assets of $878,443,332.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2014
(Unaudited)

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the 7-day effective yield as of July 31, 2014.
†	At July 31, 2014, the tax basis cost of the Fund’s investments was $897,969,218, and the unrealized appreciation and depreciation were $34,770,218 and $(38,781,914), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Ltd. — Limited

The list of inputs used to value the Fund’s net assets as of July 31, 2014 is as follows:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Argentina	$ 1,179,802	$ —	$ —	$ 1,179,802
Australia	—	39,003,038	—	39,003,038
Brazil	21,061,704	—	—	21,061,704
Canada	201,140,780	—	—	201,140,780
China	2,022,681	54,567,661	—	56,590,342
Finland	—	14,909,796	—	14,909,796
France	—	15,360,788	—	15,360,788
Hong Kong	4,290,372	16,913,265	—	21,203,637
Italy	10,293,287	4,062,703	—	14,355,990
Japan	—	97,483,853	—	97,483,853
Lebanon	1,620,518	—	—	1,620,518
Russia	68,317,388	67,970,178	—	136,287,566
Singapore	—	10,809,744	—	10,809,744
South Korea	12,416,468	3,939,814	—	16,356,282
Ukraine	11,108,755	10,658,172	—	21,766,927
United States	97,603,849	—	—	97,603,849

Total Common Stock	431,055,604	335,679,012	—	766,734,616
Convertible Bonds	—	11,082,697	—	11,082,697
Preferred Stock	9,535,556	—	—	9,535,556
Warrants	1,373,411	—	—	1,373,411
Short-Term Investment	105,231,242	—	—	105,231,242

Total Investments in Securities	$ 547,195,813	$ 346,761,709	$ —	$ 893,957,522

‡

For the period ended July 31, 2014, there were transfers between Level 1 and Level 2 investments in securities. The primary reason for the changes in the classification occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is primarily trading. Transfers, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2014, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s Prospectus or Statement of Additional Information.

KGI-QH-001-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014